Income taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income taxes
NOTE 13—Income taxes:

a.	Income (loss) before income taxes:

	Year ended December 31,
	2025	2024	2023
	(U.S. $ in millions)
Israel (domestic)	$(225)	$(456)	$(767)
Outside Israel (foreign)	1,448	(828)	143

	$1,223	$(1,284)	$(624)

b.	Income taxes:

	Year ended December 31,
	2025	2024	2023
	(U.S. $ in millions)
Israel (domestic)	$206	$721	$(402)
Outside Israel (foreign)	(386)	(45)	395

	$(180)	$676	$(7)

Current
Israel (domestic)	$154	$656	$36
Outside Israel (foreign)	482	438	297
Deferred
Israel (domestic)	52	66	(438)
Outside Israel (foreign)	(868)	(484)	98

	$(180)	$676	$(7)

The following table presents the reconciliation between the Company’s theoretical income tax and effective income tax for the year ended December 31, 2025 after the adoption of ASU
2023-09:

	Year ended December 31,
	2025
	(U.S. $ in millions)	Percentage
Israel statutory tax rate for income taxes	$281	23%
Foreign tax effects
Canada
Change in valuation allowance	42	3.4%
Other	(11)	(0.9%)
Germany
Statutory tax rate difference	48	4%
State and local income taxes*	(77)	(6.3%)
Other	(1)	(0.1%)
Ireland
Change in valuation allowance	40	3.3%
Other	(4)	(0.3%)
Malta
Statutory tax rate difference	34	2.8%
Reduced rate due to imputation system	(89)	(7.3%)
Other	6	0.5%
Mexico	17	1.4%
Netherlands
Non-deductible interest	41	3.4%
Change in valuation allowance	138	11.3%
Other	(1)	(0.1%)
Switzerland
Statutory tax rate difference	(162)	(13.2%)
Exchange rate movements	(37)	(3.0%)
Change in valuation allowance	(33)	(2.7%)
Other	4	0.4%
United Kingdom	15	1.2%
United States
Change in valuation allowance	(668)	(54.6%)
R&D tax credit	(24)	(2.0%)
Base Erosion and Anti-Abuse Tax (BEAT)	25	2.0%
Non-deductible items	19	1.6%
Other	(7)	(0.6%)
Other countries	39	3.3%
Changes in unrecognized tax benefits	(60)	(4.9%)
Changes in valuation allowances	187	15.3%
Indexation of income tax payable to tax authorities	48	4.0%
Other adjustments	6	0.5%

Total Effective Tax Rate	$(180)	(14.8%)

*	State taxes in Ulm in 2025 made up the majority (greater than 50%) of the tax effect in this category.

The following table presents the reconciliation between the Company’s theoretical income taxes and effective income taxes for the years ended December 31, 2024 and 2023 prior the adoption of ASU
2023-09:

	Year ended December 31,
	2024	2023
	(U.S. $ in millions)
Income (loss) before income taxes	$(1,284)	$(624)
Statutory tax rate in Israel	23%	23%

Theoretical provision for income taxes	$(295)	$(144)
Increase (decrease) in the provision for income taxes due to:
Tax benefits arising from net deferred taxes, resulting from intellectual property related integration plans, including carryforward losses	(87)	(272)
The Parent Company and its Israeli subsidiaries - Settlement with the Israeli tax authorities	514	—
Increase (decrease) in other uncertain tax positions - net	171	—
Tax benefits arising from reduced tax rates under benefit programs	—	14
Mainly nondeductible items and prior year tax	16
Non-Israeli subsidiaries
Impairments that did not have a corresponding tax effect, non-deductible interest and other items	463	372
Adjustments to valuation allowances on deferred tax assets (*)	(105)	—
Increase (decrease) in other uncertain tax positions - net	(1)	23

Effective consolidated income taxes	$676	$(7)

*	Mainly related to deduction of interest expenses in the United States.

c.	Deferred income taxes:

	December 31,
	2025	2024
	(U.S. $ in millions)
Deferred tax assets (liabilities), net:
Inventory related	$77	$88
Sales reserves and allowances	57	55
Provision for legal settlements	650	667
Intangible assets	(79)	170
Carryforward losses and deductions and credits (*)	1,789	1,557
Property, plant and equipment	(49)	(157)
Deferred interest	964	789
Provisions for employee related obligations	117	95
Other	712	69

	4,238	3,333
Valuation allowance—in respect of carryforward losses and deductions that may not be utilized	(2,342)	(2,017)

	$1,895	$1,316

(*)	The amounts are shown after reduction for unrecognized tax benefits of $445 million and $ 163 million as of December 31, 2025 and 2024, respectively.
The
 amount as of December 31, 2025 represents the tax effect of gross carryforward losses and deductions with the following expirations:
2026
-
2027
— $
59 million;
2028
-
2035
— $
552 million;
2036
and thereafter—$
453 million. The remaining balance—$
1,170
million—can be utilized with no expiration date.

The deferred income taxes are reflected in the balance sheets among:

	December 31,
	2025	2024
	(U.S. $ in millions)
Long-term assets—deferred income taxes	2,191	1,799
Long-term liabilities—deferred income taxes	(296)	(483)

	$1,895	$1,316

d.	Uncertain tax positions:
The following table summarizes the activity of Teva’s gross unrecognized tax benefits:

	Year ended December 31,
	2025	2024	2023
	(U.S. $ in millions)
Balance at the beginning of the year	$449	$651	$638
Increase (decrease) related to prior year tax positions, net	125	109	(1)
Increase related to current year tax positions	8	53	15
Decrease related to settlements with tax authorities and lapse of applicable statutes of limitations	(8)	(395)	(15)
Other	23	29	14

Balance at the end of the year	$596	$449	$651

Uncertain tax positions, mainly of a long-term nature, included accrued potential penalties and interest of $14 million, $69 million and $224 million as of December 31, 2025, 2024 and 2023, respectively. The total amount of interest and penalties reflected in the consolidated statements of income was a net decrease of $55 million, $155 million for the years ended December 31, 2025 and 2024, respectively, and a net increase of $12 million for the year ended December 31, 2023. The above uncertain tax benefits, if recognized, would reduce Teva’s annual effective tax rate. Teva does not expect uncertain tax positions to change significantly over the next 12 months, except in the case of settlements with tax authorities or court decisions, the likelihood and timing of which are difficult to estimate.

e.	Cash Income Taxes Paid (net of refunds):

Year ended December 31,
2025
(U.S. $ in millions)
Israel	$155
Foreign
Croatia	30
Poland	35
Spain	59
United Kingdom	42
Other	237

$558

Income taxes paid (net of refunds) for the years ended December 31, 2024 and 2023 were $471 million and $298 million respectively.

f.	Tax assessments:
Teva files income tax returns in various jurisdictions with varying statutes of limitations. Teva and its subsidiaries in Israel have received final tax assessments through tax year 2020.
On June 23, 2024, Teva entered into an agreement with the ITA to settle certain litigation with respect to taxes payable for the Company’s taxable years 2008 through 2020 (the “Agreement”). Pursuant to the terms of the Agreement, the Company will pay a total amount of approximately $750 million (based on exchange rates at the date of the Agreement) to the ITA spread over a six-year
period beginning in 2024. Additionally, under the terms of the Agreement, it was further agreed that the Company pays dividends on, or repurchases, its equity interests, the Company will pay an additional
5%-7%
of such amounts in corporate taxes, up to a maximum tax payment amount of approximately $500 million. Any amounts due under this provision of the Agreement will be recorded as incurred.
In the U.S., Teva is subject to ongoing examination of its U.S. subsidiaries by federal and state tax authorities. The years 2016 to 2019 are open years, and under IRS examination. Additionally, Teva is currently under examination by various state tax authorities for open years from 2016 to 2023. Besides these ongoing audits, Teva and its subsidiaries are in the process of closing and removing tax years 2009 to 2015 from administrative suspense, following the holding of the U.S. District Court of Appeals for the Federal Circuit, pursuant to which certain legal fees incurred related to Abbreviated New Drug Applications (“ANDAs”) were held deductible for Federal tax purposes in the years incurred.
On July 4, 2025, the One Big Beautiful Bill Act was signed into law in the United States. The Act contains certain provisions related to the extent of deductibility for U.S. federal tax purposes of interest expense, R&D costs and other depreciable property, as well as changes to U.S. taxation of foreign subsidiaries’ earnings, and other U.S. corporate tax law changes. Pursuant to ASC 740, changes in tax rates and tax law are required to be recognized in the period in which the legislation is enacted. Teva evaluated the impact of this Act on its annual consolidated financial statements and related disclosures, and concluded the Act does not have a material impact on its 2025 consolidated financial statements.

Teva periodically assesses the need for valuation allowances against its deferred tax assets, and considers available evidence including but not limited to, the Company’s recent earnings history, forecasted future taxable income to the extent it is objectively verifiable, and significant nonrecurring items impacting those amounts. To the extent Teva’s operating results improve or deteriorate, or to the extent changes in tax laws and other factors affect Teva’s ability to utilize deferred tax assets, Teva may need to adjust its valuation allowance.
With respect to carry forward of historical nondeductible interest expenses in the U.S., the Company had sufficient positive evidence to release valuation allowances in 2025. The release resulted in the recognition of certain deferred tax assets with a corresponding income tax benefit.
Teva paid withholding taxes to the Indian tax authorities in 2012. Teva filed a claim seeking the refund of these withholding tax payments. Trial in this case is ongoing. A final and binding decision against Teva in this case may lead to an impairment of income tax (refund) receivable in an amount of up to $117 million.
The Company’s subsidiaries in Europe have received final tax assessments mainly through tax year 2019. Teva believes it has adequately provided for all of its uncertain tax positions for open years, including items currently under dispute, however, adverse outcomes to any of these positions or disputes could be material.

g.	Basis of taxation:
The Company and its subsidiaries are subject to tax in many jurisdictions, and estimation is required in recording the assets and liabilities related to income taxes. The Company believes that its accruals for tax liabilities are adequate for all open years. The Company considers various factors in making these assessments, including past history, recent interpretations of tax law, and the specifics of each matter. Because tax regulations are subject to interpretation and tax litigation is inherently uncertain, these assessments can involve a series of complex judgments regarding future events.
An assessment of the tax that would have been payable had the Company’s foreign subsidiaries distributed their income to the Company is not practicable because of the multiple levels of corporate ownership and multiple tax jurisdictions involved in each hypothetical dividend distribution.
The New Technological Enterprise Incentives Regime – Amendment 73 to the Investment Law
Since 2017, a portion of the Company’s taxable income in Israel is entitled to a preferred 6% tax rate under Amendment 73 to the Investment Law as it pertains to Special Preferred Technological Enterprises.
The new incentives regime applies to “Preferred Technological Enterprises” or “Special Preferred Technological Enterprises.” A “Preferred Technological Enterprise” is an enterprise that meet certain conditions, including, inter alia
:

1.	Investment of at least 7% of income, or at least NIS 75 million (approximately $22 million) in R&D activities; and

2.	One of the following:

a.	At least 20% of the workforce (or at least 200 employees) are employed in R&D;

b.	A venture capital investment approximately equivalent to at least $2 million was previously made in the company; or

c.	Growth in sales or workforce by an average of 25% over the three years preceding the tax year.

A “Special Preferred Technological Enterprise” is an enterprise that meets, inter alia
conditions 1 and 2 above, and in addition has total annual consolidated revenues above NIS 10 billion (approximately $2.9 billion).
Preferred Technological Enterprises are subject to a corporate tax rate of 7.5% on their income derived from intellectual property in areas in Israel designated as Zone A and 12% elsewhere, while Special Preferred Technological Enterprises are subject to 6% on such income. The withholding tax on dividends from these enterprises is 4% to foreign companies (or a lower rate under a tax treaty, if applicable).
Income not eligible for Preferred Technological Enterprise benefits is taxed at the regular corporate tax rate, which is 23%, or the preferred tax rate, as the case may be.
The Parent Company and its Israeli subsidiaries elected to compute their taxable income in accordance with Income Tax Regulations (Rules for Accounting for Foreign Investors Companies and Certain Partnerships and Setting their Taxable Income), 1986. Accordingly, the taxable income or loss is calculated in U.S. dollars. Applying these regulations reduces the effect of U.S. dollar – NIS exchange rate on the Company’s Israeli taxable income.

Non-Israeli
subsidiaries are taxed according to the tax laws in their respective country of residence. Certain manufacturing subsidiaries operate in jurisdictions outside Israel, some of which benefit from tax incentives such as reduced tax rates, investment tax credits and accelerated deductions.
Pillar Two Taxation
On December 12, 2022, the EU Council announced that EU member states had reached an agreement to implement the minimum taxation component of 15% (“Pillar Two”) of the OECD’s reform of international taxation, as part of the base erosion and profit shifting (“BEPS”) for large multinational corporations. Other countries have also enacted legislation with general implementation of a global minimum tax by January 1, 2025. Although, the impact of Pillar Two on Teva’s 2025 consolidated financial statements was not material on Teva’s effective tax rate, it could have a material impact on Teva’s effective tax rate and consolidated financial statements in the future.